UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JPMorgan China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2014 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (59.8%)
Airlines (0.5%)
China Eastern Airlines Corp., Ltd. (a)	1,782,000	573,739

Auto Components (1.0%)
Fuyao Glass Industry Group Co., Ltd., ‘A’	285,000	488,346
Minth Group Ltd.	216,000	418,377
Ningbo Huaxiang Electronic Co., Ltd., ‘A’	64,926	182,527

		1,089,250

Automobiles (2.0%)
Chongqing Changan Automobile Co., Ltd., ‘A’	123,902	276,481
Chongqing Changan Automobile Co., Ltd., ‘B’	432,619	929,327
Jiangling Motors Corp. Ltd., ‘A’	78,852	374,257
SAIC Motor Corp., Ltd., ‘A’	201,200	592,507

		2,172,572

Banks (12.9%)
Agricultural Bank of China Ltd.	6,347,000	2,811,861
Agricultural Bank of China Ltd., ‘A’	4,335,000	1,758,148
Bank of Communications Co., Ltd., ‘A’	600,000	419,252
China Construction Bank Corp.	5,979,000	4,188,846
China Construction Bank Corp., ‘A’	2,152,100	1,426,671
China Everbright Bank Co., Ltd., ‘A’	500,000	225,589
China Minsheng Banking Corp., Ltd.	2,757,900	2,521,760
Industrial Bank Co., Ltd., ‘A’	304,000	506,048
Ping An Bank Co., Ltd., ‘A’	246,000	406,294

		14,264,469

Beverages (0.2%)
Kweichow Moutai Co., Ltd., ‘A’	9,600	253,514

Capital Markets (3.3%)
China Cinda Asset Management Co., Ltd. (a)	1,983,000	873,405
CITIC Securities Co., Ltd., ‘A’	612,937	1,329,802
Haitong Securities Co., Ltd.	579,200	893,619
Haitong Securities Co., Ltd., ‘A’	331,000	556,384

		3,653,210

Chemicals (0.9%)
Qinghai Salt Lake Industry Co., Ltd., ‘A’	71,000	211,630
Tianhe Chemicals Group Ltd. (a) (e)	2,658,000	790,740

		1,002,370

Commercial Services & Supplies (0.3%)
Beijing Originwater Technology Co., Ltd., ‘A’	67,130	330,866

Diversified Financial Services (0.2%)
Avic Capital Co., Ltd., ‘A’	58,000	177,887

Diversified Telecommunication Services (1.9%)
China Telecom Corp., Ltd.	3,388,000	2,076,908

Electronic Equipment, Instruments & Components (2.0%)
AAC Technologies Holdings, Inc.	227,500	1,321,371
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	193,380	606,960
Shenzhen Evenwin Precision Technology Co., Ltd., ‘A’	79,000	282,442

		2,210,773

Energy Equipment & Services (1.1%)
China Oilfield Services Ltd.	404,000	1,066,601
Yantai Jereh Oilfield Services Group Co., Ltd., ‘A’	31,918	202,649

		1,269,250

Food & Staples Retailing (0.2%)
Jointown Pharmaceutical Group Co., Ltd., ‘A’	46,402	128,107
Yonghui Superstores Co., Ltd., ‘A’	85,000	108,959

		237,066

Food Products (2.2%)
Inner Mongolia Yili Industrial Group Co., Ltd., ‘A’	135,654	572,268
Tingyi Cayman Islands Holding Corp.	378,000	993,091
Want Want China Holdings Ltd.	717,000	893,843

		2,459,202

Health Care Providers & Services (1.6%)
iKang Healthcare Group, Inc. ADR (a)	36,779	715,719
Phoenix Healthcare Group Co., Ltd.	529,500	840,124
Shanghai Pharmaceuticals Holding Co., Ltd., ‘A’	70,000	169,314

		1,725,157

Hotels, Restaurants & Leisure (0.5%)
China CYTS Tours Holding Co., Ltd., ‘A’	101,992	273,108
China International Travel Service Corp. Ltd., ‘A’	41,450	255,674

		528,782

Household Durables (1.4%)
BesTV New Media Co., Ltd., ‘A’	58,000	302,588
GoerTek, Inc., ‘A’	96,336	432,292
Gree Electric Appliances, Inc. of Zhuhai, ‘A’	46,001	207,771
Midea Group Co., Ltd., ‘A’	114,000	369,323
Qingdao Haier Co., Ltd., ‘A’	81,000	208,454

		1,520,428

Independent Power & Renewable Electricity Producers (1.0%)
China Longyuan Power Group Corp.	888,000	868,004
China Yangtze Power Co., Ltd., ‘A’	170,000	218,747

		1,086,751

Insurance (4.0%)
China Pacific Insurance Group Co., Ltd.	644,400	2,265,610
New China Life Insurance Co., Ltd., ‘A’	36,500	145,536
Ping An Insurance Group Co. of China Ltd.	116,500	874,705
Ping An Insurance Group Co. of China Ltd., ‘A’	176,776	1,190,312

		4,476,163

Internet & Catalog Retail (0.4%)
JD.com, Inc. ADR (a)	16,950	437,649

Internet Software & Services (7.9%)
Alibaba Group Holding Ltd. ADR (a)	24,282	2,157,456

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2014 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted) — continued
Leshi Internet Information & Technology Corp., ‘A’	17,000	103,531
Tencent Holdings Ltd.	402,000	5,979,639
YY, Inc. ADR (a)	7,006	524,679

		8,765,305

IT Services (0.2%)
Beijing eGOVA Co., Ltd., ‘A’	40,296	185,744

Machinery (1.1%)
China Conch Venture Holdings Ltd.	552,000	1,079,140
Shanghai Mechanical and Electrical Industry Co., Ltd., ‘A’	50,911	156,560

		1,235,700

Media (0.4%)
China South Publishing & Media Group Co., Ltd., ‘A’	51,000	128,590
Poly Culture Group Corp., Ltd. (a)	79,900	298,409

		426,999

Metals & Mining (0.1%)
Baoshan Iron & Steel Co., Ltd., ‘A’	230,000	162,587

Multiline Retail (0.5%)
Intime Retail Group Co., Ltd.	647,500	550,365

Oil, Gas & Consumable Fuels (4.1%)
China Merchants Energy Shipping Co., Ltd., ‘A’ (a)	210,000	114,586
China Petroleum & Chemical Corp.	2,469,400	2,162,556
China Shenhua Energy Co., Ltd., ‘A’	83,000	210,356
CNOOC Ltd.	1,217,000	2,087,669

		4,575,167

Personal Products (0.4%)
Shanghai Jahwa United Co., Ltd., ‘A’	68,211	398,856

Pharmaceuticals (2.2%)
Changchun High & New Technology Industries, Inc., ‘A’	14,550	242,393
Jiangsu Hengrui Medicine Co., Ltd., ‘A’	74,745	451,307
Luye Pharma Group Ltd. (a)	805,000	1,031,540
Shanghai Fosun Pharmaceutical Group Co., Ltd., ‘A’	103,500	320,977
Tasly Pharmaceutical Group Co., Ltd., ‘A’	59,447	402,607

		2,448,824

Real Estate Management & Development (3.9%)
China Vanke Co., Ltd. (a)	788,300	1,392,876
China Vanke Co., Ltd., ‘A’	559,000	835,837
E-House China Holdings Ltd. ADR	94,138	896,194
Poly Real Estate Group Co., Ltd., ‘A’	188,950	170,807
Sunac China Holdings Ltd.	1,390,000	1,052,590

		4,348,304

Road & Rail (0.6%)
CAR, Inc. (a)	285,000	436,776
Daqin Railway Co., Ltd., ‘A’	64,980	82,343
Guangshen Railway Co., Ltd., ‘A’	320,000	154,801

		673,920

Software (0.4%)
Aisino Co., Ltd.	55,000	225,662
Yonyou Software Co., Ltd., ‘A’	90,823	246,899

		472,561

Specialty Retail (0.1%)
Suning Commerce Group Co., Ltd., ‘A’ (a)	80,000	111,540

Water Utilities (0.3%)
Sound Environmental Resources Co., Ltd., ‘A’	71,134	276,101

TOTAL CHINA		66,177,979

HONG KONG (28.7%)
Banks (3.3%)
BOC Hong Kong Holdings Ltd.	611,000	1,947,526
Dah Sing Financial Holdings Ltd.	178,569	1,085,463
HSBC Holdings plc	65,036	666,287

		3,699,276

Commercial Services & Supplies (1.2%)
China Everbright International Ltd.	961,000	1,272,282

Distributors (0.3%)
Dah Chong Hong Holdings Ltd.	646,000	373,547

Diversified Financial Services (0.4%)
Hong Kong Exchanges and Clearing Ltd.	18,400	395,969

Diversified Telecommunication Services (1.2%)
China Unicom Hong Kong Ltd.	854,000	1,275,801

Electric Utilities (0.4%)
CGN Meiya Power Holdings Co., Ltd. (a) (e)	1,752,000	385,831

Gas Utilities (0.7%)
China Resources Gas Group Ltd.	294,000	795,122

Hotels, Restaurants & Leisure (2.5%)
Galaxy Entertainment Group Ltd.	83,000	482,083
Melco Crown Entertainment Ltd. ADR	26,426	694,739
REXLot Holdings Ltd.	3,448,240	350,826
Sands China Ltd.	246,800	1,287,262

		2,814,910

Industrial Conglomerates (2.5%)
Hutchison Whampoa Ltd.	178,000	2,154,839
Shun Tak Holdings Ltd.	1,284,000	630,024

		2,784,863
Insurance (4.1%)
AIA Group Ltd.	882,200	4,561,624

Marine (0.8%)
Orient Overseas International Ltd.	162,500	899,889

Multiline Retail (0.8%)
Lifestyle International Holdings Ltd.	450,500	847,061

Pharmaceuticals (1.5%)
CSPC Pharmaceutical Group Ltd.	1,038,000	859,558
Sino Biopharmaceutical Ltd.	784,000	780,481

		1,640,039

Real Estate Investment Trusts (REITs) (0.9%)
Champion REIT	1,120,000	467,337
Yuexiu Real Estate Investment Trust	1,201,000	572,284

		1,039,621

Real Estate Management & Development (5.1%)
Cheung Kong Holdings Ltd.	122,000	2,009,543
Hang Lung Properties Ltd.	423,000	1,203,925
Hongkong Land Holdings Ltd.	207,000	1,407,600

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2014 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted) — continued
New World Development Co., Ltd.	506,775	589,998
Wharf Holdings Ltd. (The)	56,000	398,102

		5,609,168

Road & Rail (0.3%)
MTR Corp., Ltd.	96,348	377,210

Semiconductors & Semiconductor Equipment (0.8%)
GCL-Poly Energy Holdings Ltd. (a)	2,470,000	906,585

Specialty Retail (0.6%)
Chow Tai Fook Jewellery Group Ltd.	482,800	627,994

Textiles, Apparel & Luxury Goods (0.4%)
Samsonite International S.A.	149,400	481,014

Water Utilities (0.9%)
Beijing Enterprises Water Group Ltd.	1,450,000	980,380

TOTAL HONG KONG		31,768,186

TAIWAN (22.3%)
Banks (1.2%)
E.Sun Financial Holding Co., Ltd.	2,131,044	1,292,518

Chemicals (0.6%)
China Steel Chemical Corp.	123,000	721,758

Diversified Financial Services (2.6%)
Chailease Holding Co., Ltd. (a)	278,000	675,363
Fubon Financial Holding Co., Ltd.	1,429,989	2,195,318

		2,870,681

Electronic Equipment, Instruments & Components (3.1%)
Delta Electronics, Inc.	295,000	1,861,964
Largan Precision Co., Ltd.	22,000	1,576,620

		3,438,584

Food & Staples Retailing (1.0%)
President Chain Store Corp.	155,000	1,110,801

Health Care Equipment & Supplies (0.9%)
Intai Technology Corp.	59,000	332,632
St Shine Optical Co., Ltd.	29,000	619,668

		952,300

Internet Software & Services (0.6%)
PChome Online, Inc.	66,917	651,143

Leisure Products (1.2%)
Johnson Health Tech Co., Ltd.	180,288	448,653
Merida Industry Co., Ltd.	124,950	870,803

		1,319,456

Metals & Mining (0.0%)
China Steel Corp.	10,140	8,667

Real Estate Management & Development (0.6%)
Ruentex Development Co., Ltd.	394,992	638,204

Semiconductors & Semiconductor Equipment (9.8%)
Advanced Semiconductor Engineering, Inc.	1,252,802	1,457,920
Chipbond Technology Corp.	414,000	758,060
MediaTek, Inc.	87,000	1,288,433
Powertech Technology, Inc. (a)	273,000	493,598
Taiwan Semiconductor Manufacturing Co., Ltd.	1,737,057	6,852,408

		10,850,419

Technology Hardware, Storage & Peripherals (0.6%)
Asustek Computer, Inc.	69,000	657,802

Textiles, Apparel & Luxury Goods (0.1%)
Pou Chen Corp.	108,000	120,002

TOTAL TAIWAN		24,632,335

INVESTMENT COMPANY
HONG KONG (1.7%)
JPMorgan China Pioneer A-Share Fund (a) *	77,206	1,893,869

TOTAL INVESTMENTS (112.5% of Net Assets) (Cost $108,617,866)		124,472,369

Liabilities in excess of other assets (-12.5% of Net Assets)		(13,839,202)

NET ASSETS (100.0%)		$110,633,167

*	No advisor’s fee is levied on this investment.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
A	China A shares
B	China B shares

As of September 30, 2014, aggregate cost for Federal income tax purposes was $108,617,866. The aggregate unrealized gain for all securities is as follows:

Excess of value over cost	$19,777,691
Excess of cost over value	(3,923,188)

Net unrealized gain	$15,854,503

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$65,387,239	$—	$790,740	$66,177,979
Hong Kong	30,921,125	—	847,061	31,768,186
Taiwan	24,632,335	—	—	24,632,335

Total Common Stocks	$120,940,699	$—	$1,637,801	$122,578,500

Investment Company
Hong Kong	$—	$1,893,869	$—	$1,893,869

Total Investments in Securities	$120,940,699	$1,893,869	$1,637,801	$124,472,369

There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 12/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/14
Investments in Securities
Common Stocks — China	$—	$—	$141,088	$—	$649,652	$—	$—	$—	$790,740
Common Stocks — Hong Kong	—	(39,081)	59,615	—	324,545	(260,065)	762,047	—	847,061

Total	$—	$(39,081)	$200,703	$—	$974,197	$(260,065)	$762,047	$—	$1,637,801

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $200,703.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc.
November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc.
November 26, 2014

/s/ Neil Martin
Neil Martin
Treasurer and Chief Operating Officer of the JPMorgan China Region Fund, Inc.
November 26, 2014